Transition to IFRS 9 - Summary of Measurement Categories and Carrying Amounts of Financial Assets Determined in Accordance with IAS 39 and IFRS 9 (Parenthetical) (Detail) - GBP (£) £ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Transition to IFRS 9 [line items]
Re-measurement	£ 211	£ 211
Financial assets at FVOCI		13,302
Financial assets at FVTPL		6,137	£ 2,096
Loans and advances to customers		201,619	199,332
Financial investments			17,611
IFRS 9 [member]
Transition to IFRS 9 [line items]
Increase in deferred tax asset	68
Other financial assets at FVTPL	1,181
IFRS 9 [member] | Allowance for credit losses [member]
Transition to IFRS 9 [line items]
Re-measurement	211
IFRS 9 [member] | Reclassifications [member]
Transition to IFRS 9 [line items]
Increase in deferred tax asset	14
IFRS 9 [member] | Remeasurements [member]
Transition to IFRS 9 [line items]
Increase in deferred tax asset	54
FVOCI [member] | IFRS 9 [member]
Transition to IFRS 9 [line items]
Financial assets at FVOCI	8,942
Downward remeasurement of loans and receivables	1
FVTPL [member]
Transition to IFRS 9 [line items]
Other financial assets at FVTPL	238
FVTPL [member] | IFRS 9 [member]
Transition to IFRS 9 [line items]
Trading assets	199
Financial assets at FVTPL	19
Downward remeasurement of loans and receivables	2
Amortised cost [member] | IFRS 9 [member]
Transition to IFRS 9 [line items]
Loans and advances to customers	180
Other financial assets at FVTPL	7,776
Financial investments	980
Available-for-Sale [member] | IFRS 9 [member]
Transition to IFRS 9 [line items]
Financial investments	110
Santander UK Group [member] | Amortised cost [member] | IFRS 9 [member]
Transition to IFRS 9 [line items]
Downward remeasurement of financial asset	45
Loans and advances to customers	977
Loans and Advances to Customers [member]
Transition to IFRS 9 [line items]
Financial assets at FVTPL		£ 509	£ 1,549
Loans and Advances to Customers [member] | IFRS 9 [member]
Transition to IFRS 9 [line items]
Re-measurement	(211)
Loans and Advances to Customers [member] | Amortised cost [member] | IFRS 9 [member]
Transition to IFRS 9 [line items]
Re-measurement	(211)
Loans and advances to customers	91
Financial investments [member] | Available-for-Sale [member] | IFRS 9 [member]
Transition to IFRS 9 [line items]
Financial investments	8,743
Provisions for off-balance sheet exposures (IAS 37/IFRS 9) [member] | Financial guarantee contracts [member] | IFRS 9 [member] | Allowance for credit losses [member]
Transition to IFRS 9 [line items]
Re-measurement	£ 50